CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 653,334	$ 498,688
Restricted cash	50
Short-term investments	194,536	291,023
Accounts receivable, net	7,592	9,214
Notes receivable, net	7,485	4,955
Inventories, net	23,840	32,865
Prepayments and other current assets, net	16,179	11,053
Total current assets	903,016	847,798
Non-current assets:
Property, equipment and software, net	6,619	2,589
Land use rights, net	8,825
Operating lease right-of-use assets, net	4,550	7,647
Long-term investments	180,092	207,489
Other non-current assets, net	678	877
Total non-current assets	200,764	218,602
Total assets	1,103,780	1,066,400
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of 1,679 and 1,968, as of December 31, 2023 and 2024, respectively):
Accounts payable	19,051	11,577
Advances from customers	31,346	31,776
Deferred revenue, current	7,525	6,802
Accruals and other current liabilities	32,257	32,807
Income tax payables	360	689
Lease liabilities, current	3,798	3,883
Total current liabilities	94,337	87,534
Non-current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and nil as of December 31, 2023 and 2024, respectively):
Lease liabilities, non-current	851	3,904
Deferred revenue, non-current	377	506
Other non-current liabilities	767	3,891
Total non-current liabilities	1,995	8,301
Total liabilities	96,332	95,835
Shareholders' equity:
Treasury stock (US$0.00005 par value; 16,795,331 and 8,785,711 shares as of December 31, 2023 and 2024, respectively)	(15,726)	(53,630)
Additional paid-in capital	1,612,712	1,616,105
Accumulated other comprehensive loss	(19,716)	(17,091)
Accumulated deficit	(569,851)	(574,848)
Total shareholders' equity	1,007,448	970,565
Total liabilities and shareholders' equity	1,103,780	1,066,400
Common Stock
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	25	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 4	$ 4